Consolidated Schedule of Investments	6 Months Ended
	Jun. 30, 2023 USD ($) shares
Schedule of Investments [Line Items]
Cost	$ 89,937,868
Fair Value	55,933,940
Net assets	$ 54,098,152
Agreement for Future Delivery of Common Shares 2.60% | Financial Technology | Plaid, Inc
Schedule of Investments [Line Items]
Acquisition Date	Feb. 15, 2022	[1],[2],[3],[4]
Cost	$ 1,110,340	[1],[2],[3],[4]
Fair Value	$ 418,634	[1],[2],[3],[4]
Agreement for Future Delivery of Common Shares 2.60% | Financial Technology | Stripe, Inc
Schedule of Investments [Line Items]
Acquisition Date	Jan. 10, 2022	[2],[3],[4],[5]
Cost	$ 3,478,813	[2],[3],[4],[5]
Private Investments, at fair value 103.39%
Schedule of Investments [Line Items]
Cost	0
Fair Value	55,933,940
Liabilities in excess of other assets	(1,835,788)
Net assets	54,098,152
Private Investments, at fair value 103.39% | Short-Term Investments 17.55%
Schedule of Investments [Line Items]
Cost	9,493,406
Fair Value	9,493,406
Private Investments, at fair value 103.39% | Agreement for Future Delivery of Common Shares 2.60% | Financial Technology
Schedule of Investments [Line Items]
Cost	4,589,153
Fair Value	$ 1,406,514
Private Investments, at fair value 103.39% | Agreement for Future Delivery of Common Shares 2.60% | Financial Technology | Plaid, Inc
Schedule of Investments [Line Items]
Shares | shares	1,540	[1],[2],[3],[4]
Private Investments, at fair value 103.39% | Agreement for Future Delivery of Common Shares 2.60% | Financial Technology | Stripe, Inc
Schedule of Investments [Line Items]
Shares | shares	49,075	[2],[3],[4],[5]
Fair Value	$ 987,880	[2],[3],[4],[5]
Private Investments, at fair value 103.39% | Common Stocks 62.48%
Schedule of Investments [Line Items]
Cost	54,150,480
Fair Value	33,803,899
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Financial Technology
Schedule of Investments [Line Items]
Cost	18,063,110
Fair Value	$ 8,330,310
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Financial Technology | CElegans Labs, Inc
Schedule of Investments [Line Items]
Shares | shares	90,952	[2],[3],[4]
Acquisition Date	Nov. 23, 2021	[2],[3],[4]
Cost	$ 2,999,977	[2],[3],[4]
Fair Value	$ 2,999,977	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Financial Technology | Klarna Bank AB
Schedule of Investments [Line Items]
Shares | shares	3,077	[2],[3],[4]
Acquisition Date	Mar. 16, 2022	[2],[3],[4]
Cost	$ 4,657,660	[2],[3],[4]
Fair Value	$ 687,125	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Financial Technology | Public Holdings Inc
Schedule of Investments [Line Items]
Shares | shares	55,555	[2],[3],[4]
Acquisition Date	Jul. 22, 2021	[2],[3],[4]
Cost	$ 999,990	[2],[3],[4]
Fair Value	$ 777,770	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Financial Technology | Revolut Group Holdings Ltd
Schedule of Investments [Line Items]
Shares | shares	8,200	[2],[3],[4]
Acquisition Date	Dec. 08, 2021	[2],[3],[4]
Cost	$ 5,275,185	[2],[3],[4]
Fair Value	$ 1,742,500	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Financial Technology | Brex, Inc
Schedule of Investments [Line Items]
Shares | shares	117,941	[2],[3],[4],[6]
Acquisition Date	Mar. 02, 2022	[2],[3],[4],[6]
Cost	$ 4,130,298	[2],[3],[4],[6]
Fair Value	2,122,938	[2],[3],[4],[6]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Aviation And Aerospace
Schedule of Investments [Line Items]
Cost	15,678,605
Fair Value	$ 16,975,515
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Aviation And Aerospace | Relativity Space, LLC
Schedule of Investments [Line Items]
Shares | shares	63,846	[2],[3],[4],[6]
Acquisition Date	Dec. 28, 2021	[2],[3],[4],[6]
Cost	$ 1,659,997	[2],[3],[4],[6]
Fair Value	$ 1,555,926	[2],[3],[4],[6]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Aviation And Aerospace | Space Exploration Technologies Corp
Schedule of Investments [Line Items]
Shares | shares	135,135	[2],[3],[4],[7]
Acquisition Date	Jun. 27, 2022	[2],[3],[4],[7]
Cost	$ 10,009,990	[2],[3],[4],[7]
Fair Value	$ 10,945,935	[2],[3],[4],[7]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Aviation And Aerospace | Common Class A | Space Exploration Technologies Corp
Schedule of Investments [Line Items]
Shares | shares	9,100	[2],[3],[4],[6]
Acquisition Date	Jun. 09, 2022	[2],[3],[4],[6]
Cost	$ 618,618	[2],[3],[4],[6]
Fair Value	$ 737,100	[2],[3],[4],[6]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Aviation And Aerospace | Class A and Class C | Space Exploration Technologies Corp
Schedule of Investments [Line Items]
Shares | shares	47,143	[2],[3],[4],[6]
Acquisition Date	Jun. 08, 2022	[2],[3],[4],[6]
Cost	$ 3,390,000	[2],[3],[4],[6]
Fair Value	$ 3,736,554	[2],[3],[4],[6]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Education Services | ClassDojo, Inc
Schedule of Investments [Line Items]
Shares | shares	106,136	[2],[3],[4]
Acquisition Date	Nov. 19, 2021	[2],[3],[4]
Cost	$ 3,000,018	[2],[3],[4]
Fair Value	1,592,040	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Enterprise Software
Schedule of Investments [Line Items]
Cost	5,609,215
Fair Value	$ 2,482,164
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Enterprise Software | Automation Anywhere, Inc
Schedule of Investments [Line Items]
Shares | shares	88,885	[2],[3],[4]
Acquisition Date	Dec. 30, 2021	[2],[3],[4]
Cost	$ 2,609,219	[2],[3],[4]
Fair Value	$ 382,206	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Enterprise Software | SuperHuman Labs, Inc
Schedule of Investments [Line Items]
Shares | shares	110,234	[2],[3],[4]
Acquisition Date	Jun. 25, 2021	[2],[3],[4]
Cost	$ 2,999,996	[2],[3],[4]
Fair Value	$ 2,099,958	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Gaming And Entertainment | Epic Games, Inc
Schedule of Investments [Line Items]
Shares | shares	4,946	[2],[3],[4],[6]
Acquisition Date	Dec. 31, 2021	[2],[3],[4],[6]
Cost	$ 6,998,590	[2],[3],[4],[6]
Fair Value	$ 3,165,440	[2],[3],[4],[6]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Mobile Commerce | Maplebear, Inc
Schedule of Investments [Line Items]
Shares | shares	23,690	[2],[3],[4]
Acquisition Date	Oct. 08, 2021	[2],[3],[4]
Cost	$ 3,556,000	[2],[3],[4]
Fair Value	$ 718,755	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Social Media | Discord Inc
Schedule of Investments [Line Items]
Shares | shares	1,069	[2],[3],[4]
Acquisition Date	Mar. 01, 2022	[2],[3],[4]
Cost	$ 724,942	[2],[3],[4]
Fair Value	$ 293,975	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Supply Chain And Logistics | Flexport Inc
Schedule of Investments [Line Items]
Shares | shares	26,000	[2],[3],[4]
Acquisition Date	Mar. 29, 2022	[2],[3],[4]
Cost	$ 520,000	[2],[3],[4]
Private Investments, at fair value 103.39% | Common Stocks 62.48% | Food Products | Flexport Inc
Schedule of Investments [Line Items]
Fair Value	245,700	[2],[3],[4]
Private Investments, at fair value 103.39% | Convertible Notes 3.70%
Schedule of Investments [Line Items]
Cost	2,000,000
Fair Value	$ 2,000,000
Private Investments, at fair value 103.39% | Convertible Notes 3.70% | Aviation And Aerospace | Boom Technology Inc
Schedule of Investments [Line Items]
Shares | shares	2,000,000
Acquisition Date	Feb. 18, 2022	[2],[4]
Cost	$ 2,000,000	[2],[4]
Fair Value	2,000,000	[2],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06%
Schedule of Investments [Line Items]
Cost	19,704,829
Fair Value	9,230,121
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Financial Technology
Schedule of Investments [Line Items]
Cost	7,900,765
Fair Value	$ 2,454,093
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Financial Technology | Series C Preferred Stock | Bolt Financial Inc
Schedule of Investments [Line Items]
Shares | shares	45,455
Acquisition Date	Mar. 08, 2022	[2],[3],[4],[6],[8]
Cost	$ 2,000,020	[2],[3],[4],[6],[8]
Fair Value	$ 499,096	[2],[3],[4],[6],[8]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Financial Technology | Series C Preferred Stock | Jeeves Inc
Schedule of Investments [Line Items]
Shares | shares	176,886
Acquisition Date	Apr. 05, 2022	[2],[3],[4]
Cost	$ 749,997	[2],[3],[4]
Fair Value	$ 749,997	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Financial Technology | Series A Preferred Stock | Chime Financial Inc
Schedule of Investments [Line Items]
Shares | shares	60,250
Acquisition Date	Dec. 30, 2021	[2],[3],[4]
Cost	$ 5,150,748	[2],[3],[4]
Fair Value	1,205,000	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Aviation And Aerospace | Axiom Space Inc
Schedule of Investments [Line Items]
Cost	4,679,683
Fair Value	$ 5,134,796
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Aviation And Aerospace | Series C Preferred Stock | Axiom Space Inc
Schedule of Investments [Line Items]
Shares | shares	8,879
Acquisition Date	Dec. 22, 2021	[2],[3],[4]
Cost	$ 1,499,929	[2],[3],[4]
Fair Value	$ 1,499,929	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Aviation And Aerospace | Series C-1 Preferred Stock | Axiom Space Inc
Schedule of Investments [Line Items]
Shares | shares	21,517
Acquisition Date	Dec. 22, 2021	[2],[3],[4]
Cost	$ 3,179,754	[2],[3],[4]
Fair Value	$ 3,634,867	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Mobile Commerce | Series B Preferred Stock | Maplebear, Inc
Schedule of Investments [Line Items]
Shares | shares	20,000
Acquisition Date	Nov. 16, 2021	[2],[3],[4]
Cost	$ 2,863,400	[2],[3],[4]
Fair Value	$ 606,800	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Social Media | Series G Preferred Stock | Discord Inc
Schedule of Investments [Line Items]
Shares | shares	1,311
Acquisition Date	Mar. 01, 2022	[2],[3],[4]
Cost	$ 889,055	[2],[3],[4]
Fair Value	360,525	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Food Products
Schedule of Investments [Line Items]
Cost	3,371,926
Fair Value	$ 673,907
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Food Products | Series A Preferred Stock | Impossible Foods Inc
Schedule of Investments [Line Items]
Shares | shares	52,000
Acquisition Date	Jun. 17, 2022	[2],[3],[4]
Cost	$ 1,272,986	[2],[3],[4]
Fair Value	$ 260,000	[2],[3],[4]
Private Investments, at fair value 103.39% | Preferred Stocks 17.06% | Food Products | Series H Preferred Stock | Impossible Foods Inc
Schedule of Investments [Line Items]
Shares | shares	82,781
Acquisition Date	Nov. 04, 2021	[2],[3],[4],[6]
Cost	$ 2,098,940	[2],[3],[4],[6]
Fair Value	$ 413,907	[2],[3],[4],[6]
Private Investments, at fair value 103.39% | Money Market | Short-Term Investments 17.55% | FIRST AM TREAS OBLI-X
Schedule of Investments [Line Items]
Shares | shares	9,493,406
Acquisition Date	May 08, 2023
Cost	$ 9,493,406
Fair Value	9,493,406
United States 95.66% | US
Schedule of Investments [Line Items]
Cost	80,005,023
Fair Value	53,504,315
United States 95.66% | Common Stocks | US
Schedule of Investments [Line Items]
Cost	44,217,635
Fair Value	31,374,274
United States 95.66% | Convertible Notes | US
Schedule of Investments [Line Items]
Cost	2,000,000
Fair Value	2,000,000
United States 95.66% | Preferred Stock | US
Schedule of Investments [Line Items]
Cost	19,704,829
Fair Value	9,230,121
United States 95.66% | Agreement for Future Delivery of Common Shares | US
Schedule of Investments [Line Items]
Cost	4,589,153
Fair Value	1,406,514
United States 95.66% | Money Market | US
Schedule of Investments [Line Items]
Cost	9,493,406
Fair Value	9,493,406
United Kingdom 3.12% | GB
Schedule of Investments [Line Items]
Cost	5,275,185
Fair Value	1,742,500
United Kingdom 3.12% | Common Stocks | GB
Schedule of Investments [Line Items]
Cost	5,275,185
Fair Value	1,742,500
Sweden 1.23% | SE
Schedule of Investments [Line Items]
Cost	4,657,660
Fair Value	687,125
Sweden 1.23% | Common Stocks | SE
Schedule of Investments [Line Items]
Cost	4,657,660
Fair Value	$ 687,125

[1]	Investment is a SPV that holds multiple forward agreements that represent common shares of Plaid, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts for each SPV represents less than 5% of Fund's net assets.
[2]	Level 3 securities fair valued using significant unobservable inputs.
[3]	Non-income producing security.
[4]	Restricted investments as to resale.
[5]	Investment is a SPV that holds multiple forward agreements that represent common shares of Stripe, Inc. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. The aggregate total of the forward contracts for each SPV represents less than 5% of the Fund's net assets.
[6]	These securities have been purchased through Special Purpose Vehicles ("SPVs") in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage.
[7]	These securities have been purchased through a SPV in which the Fund has a direct investment of ownership units. The shares, cost basis and fair value stated are determined based on the underlying securities purchased by the SPV and the Fund’s ownership percentage of the SPV. The SPV holds approximately 99% of Class A Common Shares and 1% of Class J Preferred Shares.
[8]	Valued using net asset value as practical expedient.